NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE PROSPECTUS DATED SEPTEMBER 29, 2023

1.

Michael S. Hamilton and Stephen J. Candido, CFA, have been named portfolio managers of Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Minnesota Municipal Bond Fund. Christopher L. Drahn, CFA, will continue to serve as a portfolio manager for the Funds until his retirement on April 1, 2024.

See “How We Manage Your Money – Who Manages the Funds” in the prospectus for a description of Mr. Hamilton’s relevant experience.

Stephen J. Candido, CFA, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). He began his career in the financial services industry when he joined NAM in 1996. He served as a research analyst specializing in high yield sectors before assuming portfolio management responsibilities in 2016.

2.

Stephen J. Candido, CFA, has been named a portfolio manager of Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund. Michael S. Hamilton will continue to serve as a portfolio manager for the Funds. See above for a description of Mr. Candido’s relevant experience.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FTFIPRO-1023P

NUVEEN LIMITED TERM MUNICIPAL BOND FUND

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE PROSPECTUS DATED JULY 31, 2023

Steven M. Hlavin has been named a portfolio manager of Nuveen Limited Term Municipal Bond Fund and Nuveen Short Term Municipal Bond Fund. Paul L. Brennan, CFA, will continue to serve as a portfolio manager for the Funds. Christopher L. Drahn, CFA, will continue to serve as a portfolio manager for the Funds until his retirement on April 1, 2024.

Steven M. Hlavin, is Managing Director and Portfolio Manager at Nuveen Asset Management, LLC (“NAM”). He began his career in the financial services industry when he joined NAM in 2003 as a senior analyst. From 2008 until he was named a portfolio manager of certain municipal bond funds in 2010, he was an assistant portfolio manager responsible for NAM’s tender option bond program.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NATPRO-1023P

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 29, 2023

1.

Michael S. Hamilton and Stephen J. Candido, CFA, have been added as portfolio managers of Nuveen Minnesota Intermediate Municipal Bond Fund and Nuveen Minnesota Municipal Bond Fund. Christopher L. Drahn, CFA, will continue to serve as a portfolio manager for the Funds until his retirement on April 1, 2024.

2.

Stephen J. Candido, CFA, has been added as a portfolio manager of Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund. Michael S. Hamilton will continue to serve as a portfolio manager for the Funds.

3.	The following includes the accounts managed by Stephen J. Candido as of August 31, 2023:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Stephen J. Candido	Registered Investment Companies	11	$31,035.39	0	$0
	Other Pooled Investment Vehicles	2	$538.45	0	$0
	Other Accounts	3	$2,701.11	0	$0

4.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team
Michael S. Hamilton*	Nuveen Minnesota Intermediate Municipal Bond Fund	A	C
	Nuveen Minnesota Municipal Bond Fund	A
Stephen J. Candido*	Nuveen Minnesota Intermediate Municipal Bond Fund	A	A
	Nuveen Minnesota Municipal Bond Fund	A
	Nuveen Nebraska Municipal Bond Fund	A
	Nuveen Oregon Intermediate Municipal Bond Fund	A

*	Information provided is as of August 31, 2023.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FTFISAI-1023P

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 13, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2023

1.

Steven M. Hlavin has been named a portfolio manager of Nuveen Short Term Municipal Bond Fund. Paul L. Brennan, CFA, will continue to serve as a portfolio manager for the Fund. Christopher L. Drahn, CFA, will continue to serve as a portfolio manager for the Fund until his retirement on April 1, 2024.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Steven M. Hlavin*	Registered Investment Companies	7	$6,757.73	0	$0
	Other Pooled Investment Vehicles	1	$412.27	0	$0
	Other Accounts	0	$0	0	$0

*	Information provided is as of August 31, 2023.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team
Steven M. Hlavin*	A	A

*	Information provided is as of August 31, 2023.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSTMBSAI-1023P